Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 2,861	$ 2,430
Additions based on tax positions related to the current year	823	431
Balance at end of year	$ 3,684	$ 2,861